Appendix 2.1 Additional Information No. 715 of February 3, 2012 - Summary of Type of Portfolio (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Receivables [Line Items]
Trade and other receivables, current	$ 688,185,127	$ 554,886,639
Non-current receivables	515,786,340	445,016,566
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	767,900,561	619,626,310
Non-current receivables	515,856,801	445,129,898
Portfolio By Type | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	694,597,739	531,179,316
Non-current receivables	442,941,968	377,160,616
Portfolio By Type | Gross Carrying Amount [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	74,471,160	36,385,017
Portfolio By Type | Gross Carrying Amount [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	22,450,779	12,407,192
Portfolio By Type | Gross Carrying Amount [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		6,537,514
Portfolio By Type | Gross Carrying Amount [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	9,642,258
Portfolio By Type | Gross Carrying Amount [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	9,167,019	6,900,741
Portfolio By Type | Gross Carrying Amount [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	13,722,247	7,546,970
Portfolio By Type | Gross Carrying Amount [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	11,648,433	7,056,042
Portfolio By Type | Gross Carrying Amount [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	8,508,022	3,869,232
Portfolio By Type | Gross Carrying Amount [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	10,709,953	3,539,702
Portfolio By Type | Gross Carrying Amount [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	88,040,199	69,190,250
Portfolio By Type | Gross Carrying Amount [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	446,237,669	377,746,656
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	53,529,239	17,592,321
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,068,187	1,880,972
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		373,611
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,699,828
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	555,824	457,537
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	529,143	494,444
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,642,032	356,603
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	780,749	377,744
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,662,418	533,493
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	15,654,777	10,596,272
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	239,206,312	207,362,673
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Large customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	53,489,015	17,521,848
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Large customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,048,035	1,876,016
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Large customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		368,006
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Large customers [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,679,005
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Large customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	526,570	135,284
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Large customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	486,746	485,164
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Large customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,536,563	199,958
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Large customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	731,150	243,828
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Large customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,624,299	270,705
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Large customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	14,964,404	9,488,227
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Large customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	236,623,099	204,354,697
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Other Consumers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	40,224	70,473
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Other Consumers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	20,152	4,956
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Other Consumers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		5,605
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Other Consumers [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	20,823
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Other Consumers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	29,254	322,253
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Other Consumers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	42,397	9,280
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Other Consumers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	105,469	156,645
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Other Consumers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	49,599	133,916
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Other Consumers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	38,119	262,788
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Other Consumers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	690,373	1,108,045
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Other Consumers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,583,213	3,007,976
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Gross Carrying Amount [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	320,328,509	240,025,670
Non-current receivables	98,464,396	164,089,704
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Gross Carrying Amount [Member] | Large customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	316,708,886	234,943,733
Non-current receivables	98,464,396	164,089,704
Portfolio By Type | Trade receivables, Generation and Transmission [Member] | Gross Carrying Amount [Member] | Other Consumers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,619,623	5,081,937
Portfolio By Type | Trade receivables, distribution [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	19,835,491	17,219,702
Portfolio By Type | Trade receivables, distribution [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,106,430	1,572,994
Portfolio By Type | Trade receivables, distribution [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	16,325,577	7,958,339
Portfolio By Type | Trade receivables, distribution [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,057,015	2,567,881
Portfolio By Type | Trade receivables, distribution [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		5,656,519
Portfolio By Type | Trade receivables, distribution [Member] | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		507,384
Portfolio By Type | Trade receivables, distribution [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	7,235,270
Portfolio By Type | Trade receivables, distribution [Member] | 61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	707,160
Portfolio By Type | Trade receivables, distribution [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	8,300,078	6,305,480
Portfolio By Type | Trade receivables, distribution [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	311,117	137,724
Portfolio By Type | Trade receivables, distribution [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	12,429,263	5,903,645
Portfolio By Type | Trade receivables, distribution [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	763,841	1,148,881
Portfolio By Type | Trade receivables, distribution [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	9,387,515	5,296,481
Portfolio By Type | Trade receivables, distribution [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	618,886	1,402,958
Portfolio By Type | Trade receivables, distribution [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,807,075	3,248,129
Portfolio By Type | Trade receivables, distribution [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	920,198	243,359
Portfolio By Type | Trade receivables, distribution [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	8,523,150	2,780,807
Portfolio By Type | Trade receivables, distribution [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	524,385	225,402
Portfolio By Type | Trade receivables, distribution [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	69,647,684	57,863,266
Portfolio By Type | Trade receivables, distribution [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,737,738	730,712
Portfolio By Type | Trade receivables, distribution [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	189,612,249	151,965,997
Portfolio By Type | Trade receivables, distribution [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	17,419,108	18,417,986
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	15,120,780	6,530,802
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	44,195	189,449
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,552,779	1,801,692
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	23,701	105,946
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		772,761
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		45,027
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	85,892
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	17,999
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,960,872	1,855,461
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		20,480
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,145,245	1,031,268
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	16,533
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,573,146	358,060
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	251
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,129,274
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	251
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	550,515
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		19,021
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,993,031	6,962,044
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	20,575,913	61,579,935
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	716,411	1,478,845
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	232,715	1,451,119
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	52,853	225,950
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,046,052	1,384,582
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	52,838	1,908,819
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		791,851
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		3,077
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,083,543
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,020,578	678,106
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	98,152
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,331,301	975,284
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	184,138	797,663
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,639,648	1,347,634
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	154,373	944,285
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,292,120	1,302,215
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	459,433	14
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,007,788	256,794
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	67,504
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	9,948,731	12,015,155
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	410,752	2,464
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	462,080	2,617,301
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,268,633	2,697,086
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,481,996	9,237,781
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,009,382	1,157,595
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	12,726,746	4,772,065
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	980,476	553,116
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		4,091,907
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		459,280
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,237,619
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	689,161
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,318,628	3,771,913
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	212,965	117,244
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	7,952,717	3,897,093
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	563,170	351,218
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,174,721	3,590,787
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	464,262	458,673
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,385,681	1,945,914
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	460,514	243,345
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,964,847	2,524,013
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	456,881	206,381
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	53,705,922	38,886,067
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,326,986	728,248
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	169,498,416	87,768,761
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	15,434,064	14,242,055
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	348,103,352	264,198,365
Non-current receivables	371,113	387,350
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	26,165,878	26,955,281
Non-current receivables	344,106,459	212,683,562
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Large customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	53,515,663	80,892,023
Non-current receivables	245,408	223,507
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Large customers [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	819,341	1,858,768
Non-current receivables	359,355	584,054
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Institutional customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	23,140,396	22,820,041
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Institutional customers [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,748,676	6,579,358
Non-current receivables	5,200,844	3,150,583
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Mass-market Customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	271,447,293	160,486,301
Non-current receivables	125,705	163,843
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Mass-market Customers [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	22,597,861	18,517,155
Non-current receivables	$ 338,546,260	$ 208,948,925